Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit before tax		$ 411.4	$ 295.8	$ 196.5
Tax		(103.7)	(77.8)	(55.2)
Profit after tax		307.7	218.0	141.3
AT1 dividends paid		(13.3)	(13.3)	(13.3)
Non-controlling interest		(0.5)	0.0	0.0
Profit attributable to ordinary shareholders of the Group		$ 293.9	$ 204.7	$ 128.0
Weighted average number of shares for basic EPS (in shares)		71,352,867	69,231,625	66,018,514
Basic earnings per share (in dollars per share)	[1]	$ 4.12	$ 2.96	$ 1.94
Share schemes (in shares)		4,774,017	6,047,829	4,304,953
Weighted average number of ordinary shares adjusted for the effect of dilution (in shares)		76,126,884	75,279,454	70,323,467
Diluted earnings per share (in dollars per share)	[1]	$ 3.86	$ 2.72	$ 1.82

[1]	2.The effect of discontinued operations on basic and diluted earnings per share was not material for the period.